Fair Value of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value of Assets and Liabilities [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value

The following tables present the fair value hierarchy for assets and liabilities measured at fair value on a recurring basis subsequent to initial recognition:

December 31, 2024	Level 1	Level 2	Level 3	Fair Value
Assets	RMB	RMB	RMB	RMB
Available for sale investment (i)	—	—	62,031	62,031
Investment in marketable securities	759,173	1,186,414	10,440	1,956,027
Total Assets	759,173	1,186,414	72,471	2,018,058
December 31, 2025
Assets
Available for sale investment	—	—	15,290	15,290
Investment in marketable securities	1,274,197	1,573,430	—	2,847,627
Total Assets	1,274,197	1,573,430	15,290	2,862,917

(i)	Available for sale investment please refer to Note 6 for further details.